Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Risk Management Strategy & Objectives

We are subject to market and financial risks related to interest rates, foreign currency, and commodities. In the normal course of business, we utilize derivative instruments (individually or in combinations) to manage these risks. We seek to use derivative contracts that qualify for hedge accounting treatment; however, some instruments may not qualify for hedge accounting treatment. It is our policy not to speculate using derivative instruments.

Cash Flow Hedges

Derivative financial instruments that we use to hedge forecasted transactions and anticipated cash flows are as follows:

•	Commodity Cash Flow Hedges—We have historically used commodity cash flow hedges primarily to manage natural gas commodity price risk. Our last natural gas commodity hedge expired during 2013.

•
Interest Rate Cash Flow Hedges—On August 12, 2012, we issued $300 of 10-year notes with a coupon rate of 3.40%. As a part of this transaction, we settled our $200 forward starting interest rate swaps we had entered into during 2010 and recognized a loss of $42.7, which will be amortized out of accumulated other comprehensive income to interest expense over the life of the notes.

•	Currency Cash Flow Hedges—The foreign currency hedges manage risk associated with exchange rate volatility of various currencies.

The effective changes in fair value of unexpired contracts are recorded in accumulated other comprehensive income and reclassified to income or expense in the period in which earnings are impacted. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged. (Settlements associated with the sale or production of product are presented in operating cash flows and settlements associated with debt issuance are presented in financing cash flows.)

 Fair Value Hedges

Our fair value hedges typically manage foreign currency risk associated with subsidiaries’ assets and liabilities. Hedges designated as fair value hedges recognize gain or loss currently in earnings. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged.

Hedge Effectiveness

We have deemed ineffectiveness to be immaterial, and as a result, have not recorded any amounts for ineffectiveness. If a hedge was not highly effective, the portion of the change in fair value considered to be ineffective would be recognized immediately in the consolidated statements of operations.

We have recorded the following assets and liabilities representing the fair value for our most significant derivative financial instruments. The fair values of the derivatives reflect the change in the market value of the derivative from the date of the trade execution, and do not consider the offsetting underlying hedged item.

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2013
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian and Chinese subsidiaries	Dec 2015	$133.9	$.1	$.8
-Future JPY sales of Chinese subsidiary	Dec 2014	5.1	.1	—
-Future EUR Sales of Chinese Subsidiary	Feb 2015	4.7	—	.1
Total cash flow hedges			.2	.9
Fair value hedges:
USD inter-company note receivable on a Swiss subsidiary	Mar 2014	14.5	.4	—
			$.6	$.9

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2012
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Commodity hedges	Dec 2013	$1.7	$—	$.5
Currency hedges:
-Future USD sales of Canadian and Chinese subsidiaries	Dec 2013	38.9	.5	.1
-Future USD cost of goods sold of European subsidiaries	Dec 2013	7.9	—	.2
Total cash flow hedges			.5	.8
Fair value hedges:
ZAR asset on a USD subsidiary	Jan 2013	21.2	—	.9
USD inter-company note receivables on European and Swiss subsidiaries	Feb 2013	18.0	.7	.1
Total fair value hedges			.7	1.0
			$1.2	$1.8

The following table sets forth the pre-tax (gains) losses from continuing operations for our hedging activities for the years presented. This schedule includes reclassifications from accumulated other comprehensive income as well as derivative settlements recorded directly to income or expense.

	Income Statement Caption	Amount of (Gain) Loss Recorded in Income for the Year Ended December 31
Derivatives Designated as Hedging Instruments		2013	2012	2011
Commodity cash flow hedges	Cost of goods sold	$.4	$2.4	$1.3
Interest rate cash flow hedges	Interest expense	3.9	1.8	—
Currency cash flow hedges	Net sales *	(1.5)	(.6)	(.6)
Currency cash flow hedges	Cost of goods sold	.1	(.5)	.3
Currency cash flow hedges	Other (income) expense, net	.2	.2	.2
Total cash flow hedges		3.1	3.3	1.2
Fair value hedges	Other (income) expense, net	(3.2)	(.2)	1.6
Derivatives Not Designated as Hedging Instruments
Hedge of EUR assets (including inter-company note receivables)-UK and USD subsidiaries	Other (income) expense, net	—	(.8)	(1.1)
Hedge of steel purchases - US subsidiary	Other (income) expense, net	—	.1	—
Hedge of EUR inter-company note receivable- USD denominated subsidiary	Interest expense	—	.1	.3
Total derivative instruments		$(.1)	$2.5	$2.0

* Includes discontinued operations amounts of $ (.2) for 2013.